Commitments and Contingencies	12 Months Ended
Dec. 31, 2025
Commitments and Contingencies [Abstract]
Commitments and Contingencies

13. Commitments and Contingencies

Operating leases

The Company did not have material operating leases as of December 31, 2025, 2024 and 2023.

Other commitments

The Company did not have other significant commitments, long-term obligations, or guarantees as of December 31, 2025 and 2024.

Contingencies

The Company is subject to legal proceedings and regulatory actions in the ordinary course of business. The results of such proceedings cannot be predicted with certainty, but the Company does not anticipate that the final outcome arising out of any such matter will have a material adverse effect on the Company’s consolidated business, financial position, cash flows or results of operations taken as a whole. As of December 31, 2025, the Company was subject to the following material legal or administrative proceedings.

Class Action

On March 24, 2026 and April 13, 2026, respectively, two putative securities class actions were filed in the Supreme Court of the State of New York against multiple issuer defendants, underwriters, and related individuals in connection with initial public offerings of micro-cap and nano-cap companies conducted between 2023 and 2026. BGIN Blockchain Ltd. was named as one of numerous issuer defendants in the lawsuit. The complaints generally allege violations of Sections 11, 12(a)(2), and 15 of the Securities Act of 1933, arising from alleged material misstatements and omissions in the registration statements and prospectuses issued in connection with the relevant initial public offerings, and assert that the offerings were susceptible to coordinated social media-driven “pump-and-dump” schemes.

The Company believes the claims are without merit and intends to defend itself vigorously. At this time, the Company has not been served with a court summons and no estimate of possible loss can be made.